Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2017	December 31, 2016
Cost	(in thousands)
Customer relationships acquired	$91,230	$92,110
Technology asset acquired	11,169	11,169
Order backlog	18,208	18,574
Trade names/ brands acquired	2,766	3,075
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Mapi intangible asset	32,305	—
Foreign exchange movement	(2,389)	(6,578)
Total cost	155,103	120,164
Accumulated amortization	(84,898)	(67,037)
Foreign exchange movement	1,423	3,483
Net book value	$71,628	$56,610

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2018 to December 31, 2022 is as follows:

Year Ended December 31,(in thousands)
2018	$19,788
2019	16,217
2020	13,867
2021	11,906
2022	6,580
$68,358